Property and equipment	12 Months Ended
Nov. 30, 2022
Property and equipment
Property And equipment

6. Property and equipment

	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702
Impairment of asset	-	-	-	(514,502)	-	(514,502)
Balance at November 30, 2021	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Balance at November 30, 2022	631,334	156,059	172,498	5,061,857	1,441,452	7,463,200

Accumulated depreciation
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565
Depreciation	28,391	1,558	5,377	226,200	-	261,526
Balance at November 30, 2021	565,088	154,500	150,991	4,157,060	1,441,452	6,469,091
Depreciation	19,874	925	4,301	180,959	-	206,059
Balance at November 30, 2022	584,962	155,425	155,292	4,338,019	1,441,452	6,675,150

Net book value at:
November 30, 2021	66,246	1,559	21,507	904,797	-	994,109
November 30, 2022	46,372	634	17,206	723,838	-	788,050

During the year ended November 30, 2022, the Company sold equipment that were not in use for the amount of $500,000 and recognized a gain on sale of that equipment in the amount of $44,435, and the remainder allocated to additional paid in capital as a capital contribution. This equipment was sold to a related Company, which is controlled by a shareholder of the Company.

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. During the year ended November 30, 2022, the Company recorded a write-down of long-lived assets of $Nil (2021 - $514,502).